Equity - Summary of Other Miscellaneous Reserves Within Equity (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Reserves [Line Items]
Other Miscellaneous Reserves	$ (3,544,796)	$ (2,754,546)	$ (3,006,823)
Reserve for Capital Increase in 2013 [Member]
Disclosure Of Other Reserves [Line Items]
Other Miscellaneous Reserves	(1,345,368)	(1,345,368)	(1,345,368)
Company restructuring reserve ("Division")
Disclosure Of Other Reserves [Line Items]
Other Miscellaneous Reserves	716,712	716,712	716,712
Reserve for Subsidiaries Transactions [Member]
Disclosure Of Other Reserves [Line Items]
Other Miscellaneous Reserves	(456,349)	(456,349)	(456,349)
Reserve for Transition to IFRS [Member]
Disclosure Of Other Reserves [Line Items]
Other Miscellaneous Reserves	(1,490,605)	(1,490,605)	(1,490,605)
Reserve for Merger of Enel Amricas, Endesa Amricas and Chilectra Amricas [Member]
Disclosure Of Other Reserves [Line Items]
Other Miscellaneous Reserves	(730,748)	(730,748)	(730,748)
Reserve for Tender Offer of Endesa Amricas and Withdrawal Rights [Member]
Disclosure Of Other Reserves [Line Items]
Other Miscellaneous Reserves	(57,101)	(57,101)	(57,101)
Argentine hyperinflation
Disclosure Of Other Reserves [Line Items]
Other Miscellaneous Reserves	1,149,319	675,139	446,196
Reserve for Capital Increase year 2019
Disclosure Of Other Reserves [Line Items]
Other Miscellaneous Reserves			(20,797)
Other Miscellaneous Reserves Previous Year [Member]
Disclosure Of Other Reserves [Line Items]
Other Miscellaneous Reserves	(57,290)	$ (66,226)	$ (68,763)
Reserve for Merger of Enel Amricas with EGP Amricas [Member]
Disclosure Of Other Reserves [Line Items]
Other Miscellaneous Reserves	(1,259,422)
Other Miscellaneous Reserves [Member]
Disclosure Of Other Reserves [Line Items]
Other Miscellaneous Reserves	$ (13,944)